Document and Entity information	9 Months Ended
	Sep. 30, 2014	Nov. 13, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	CACHET FINANCIAL SOLUTIONS, INC.
Entity Central Index Key	0001487906
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		17,021,893